Stockholders' Equity (Details) - Schedule of Warrants Outstanding - Previously Reported [Member] - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Warranty Liability [Line Items]
Outstanding beginning balance, Warrants	1,850,288	1,111
Outstanding beginning balance, Weighted Average Exercise Price	$ 115	$ 562.5
Granted, Warrants		1,870,222
Granted, Weighted Average Exercise Price		$ 114.5
Exercised, Warrants		(21,045)
Exercised, Weighted Average Exercise Price		$ (112.5)
Forfeited, Warrants
Forfeited, Weighted Average Exercise Price
Outstanding ending balance, Warrants	1,850,288	1,850,288
Outstanding ending balance, Weighted Average Exercise Price	$ 114.88	$ 115
Exercisable ending balance, Warrants	1,850,288
Exercisable ending balance, Weighted Average Exercise Price	$ 114.88